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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number       811-08365

Evergreen Select Fixed Income Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive offices)       (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code:     (617) 210-3200

Date of fiscal year end:	Registrant is making a quarterly filing for 4 of its series, Evergreen Core Bond Fund, Evergreen Strategic Core Bond Portfolio, and Evergreen Select High Yield Bond Fund, for the quarter ended January 31, 2005. These 3 series have an April 30 fiscal year end. Evergreen International Bond Fund, for the quarter ended January 31, 2005. This series has an October 31 fiscal year end.

Date of reporting period:    January 31, 2005

Item 1 – Schedule of Investments

EVERGREEN CORE BOND FUND SCHEDULE OF INVESTMENTS
January 31, 2005 (unaudited)
	Principal Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 8.3%
FIXED-RATE 8.3%
FHLMC:
6.90%, 12/01/2010 	$35,350,000	$39,751,075
7.21%, 06/15/2017 	10,499,695	11,632,612
7.65%, 05/01/2025 	2,556,234	3,003,063
FNMA:
4.12%, 06/01/2013	9,289,185	9,048,553
5.39%, 09/01/2014	25,519,155	26,974,139
5.57%, 01/01/2006	2,945,824	2,968,536
5.67%, 09/01/2006	3,834,313	3,912,686
5.76%, 07/01/2006	3,215,433	3,275,668
5.81%, 01/01/2009	9,721,092	10,238,587
5.86%, 04/01/2009	107,739	113,713
5.95%, 03/01/2012	6,902,844	7,456,423
5.96%, 12/01/2008	1,637,959	1,728,109
5.98%, 12/01/2008	3,737,292	3,943,239
6.03%, 06/01/2008	9,728,682	10,228,710
6.10%, 08/01/2008	2,577,125	2,715,965
6.12%, 04/01/2009	5,170,308	5,495,892
6.125%, 05/01/2009	4,191,936	4,464,935
6.13%, 04/01/2009	35,978	38,267
6.14%, 04/01/2009	3,645,415	3,880,733
6.15%, 08/01/2008	7,872,863	8,315,684
6.17%, 04/01/2009	173,809	184,904
6.19%, 02/01/2006	3,084,894	3,126,805
6.20%, 09/01/2008	919,556	973,705
6.23%, 04/01/2011	95,833	104,182
6.24%, 08/01/2008	4,971,205	5,258,658
6.25%, 02/01/2011	24,135,000	26,405,024
6.26%, 06/01/2009	5,437,464	5,827,070
6.29%, 04/01/2008	2,769,661	2,921,907
6.31%, 03/01/2008	1,461,710	1,540,724
6.37%, 08/01/2011	4,237,859	4,642,986
6.375%, 01/01/2009	5,756,191	6,154,500
6.42%, 11/01/2008 - 02/01/2011	9,453,603	10,098,309
6.46%, 04/01/2006	601,365	613,095
6.54%, 12/01/2007	59,242	62,485
6.61%, 02/01/2007	6,124,496	6,368,909
6.62%, 06/01/2009	14,143,770	15,206,911
6.65%, 12/01/2007	9,433,645	9,973,578
6.81%, 12/01/2006	104,127	108,218
6.84%, 03/01/2007	6,937,078	7,263,274
6.87%, 05/01/2006	1,330,276	1,363,281
6.95%, 08/01/2009	137,314	149,247
7.02%, 07/01/2009	56,886	61,893
7.09%, 10/01/2007	4,583,453	4,857,791
7.10%, 12/01/2006	3,320,408	3,463,030
7.12%, 11/01/2006 - 09/01/2010	13,766,491	15,027,496
7.13%, 11/01/2006	4,052,113	4,239,629
7.20%, 12/01/2006	1,434,541	1,496,809
7.30%, 11/01/2006	6,613,223	6,894,331
7.32%, 12/01/2010	41,952,195	47,617,084
7.41%, 10/01/2009	4,157,022	4,598,026
7.42%, 10/01/2009	3,301,006	3,652,692
7.44%, 07/01/2009	15,550,000	17,246,865
7.74%, 06/01/2007	5,109,895	5,421,555

Total Agency Commercial Mortgage-Backed Securities (cost $384,877,798)		382,111,562

[1]

EVERGREEN CORE BOND FUND SCHEDULE OF INVESTMENTS continued
January 31, 2005 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 11.4%
FIXED-RATE 11.4%
FHLMC:
Ser. 2279, Class PK, 6.50%, 01/15/2031	$15,000,000	$15,759,303
Ser. 2370, Class VC, 6.00%, 10/15/2019	21,070,000	22,059,371
Ser. 2672, Class NH, 4.00%, 09/15/2018	15,000,000	14,115,411
Ser. 2715, Class ND, 4.50%, 03/15/2016	13,330,000	13,411,548
Ser. 2759, Class DN, 4.00%, 03/15/2019	20,000,000	18,515,898
Ser. 2772, Class GE, 5.00%, 08/15/2029	11,036,000	11,224,833
Ser. 2780, Class BD, 4.50%, 10/15/2017	34,660,000	34,973,621
Ser. 2783, Class PC, 5.00%, 12/15/2028	16,598,126	16,875,117
Ser. 2785, Class NC, 4.00%, 04/15/2034	21,250,000	19,701,366
Ser. 2808, Class PE, 5.50%, 01/15/2029	10,000,000	10,255,860
Ser. 2840, Class NC, 5.50%, 03/15/2028	14,515,000	14,861,236
Ser. 2852, Class HY, 4.00%, 09/15/2019	23,065,908	21,774,644
Ser. 2858, Class JL, 5.50%, 12/15/2027	25,701,000	26,275,893
Ser. 2867, Class LD, 5.50%, 07/15/2028	23,250,000	23,760,877
Ser. 2873, Class MC, 5.50%, 02/15/2028	24,503,000	25,030,812
Ser. 2873, Class PD, 5.50%, 12/15/2030	17,321,000	17,696,332
Ser. 2912, Class EC, 5.50%, 02/15/2030	34,404,000	35,559,954
Ser. 2923, Class QD, 5.50%, 08/15/2030 	10,000,000	10,284,000
FNMA:
Ser. 2001-51, Class QN, 6.00%, 10/25/2016	43,320,000	44,823,992
Ser. 2001-69, Class PG, 6.00%, 12/25/2016	35,000	36,741
Ser. 2002-9, Class PB, 6.00%, 11/25/2014	12,144,246	12,153,956
Ser. 2002-12, Class PG, 6.00%, 03/25/2017	12,220,000	12,773,548
Ser. 2002-15, Class PG, 6.00%, 04/25/2017	33,300,000	34,814,637
Ser. 2003-92, Class PD, 4.50%, 03/25/2017	30,150,000	30,321,318
Ser. 2004-45, Class VB, 4.50%, 10/25/2028	23,500,000	22,644,830
Ser. 2780, Class TD, 5.00%, 04/15/2028	13,780,000	14,033,854
GNMA, Ser. 1999-1, Class Z, 6.50%, 01/20/2029	31,495	32,898

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $524,631,048)		523,771,850

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 3.6%
FIXED-RATE 3.6%
FHLMC:
4.50%, 05/01/2034 - 11/01/2034	11,308,277	11,042,075
4.50%, TBA #	21,665,000	21,136,916
6.50%, 08/01/2013 - 10/01/2032	4,054,028	4,251,787
7.00%, 02/01/2015	230,909	244,289
FNMA:
4.50%, TBA #	18,465,000	18,436,158
5.00%, TBA #	63,945,000	63,805,088
5.61%, 12/01/2011	5,780,855	6,196,359
6.08%, 12/01/2011	8,722,076	9,456,910
6.50%, 06/01/2009 - 08/01/2032	718,506	759,742
7.00%, 08/01/2028 - 06/01/2032	281,406	298,125
7.50%, 02/01/2012 - 12/01/2030	12,632,821	13,520,877
GNMA:
3.50%, 07/20/2031	4,891,281	4,947,780
3.75%, 07/20/2024	8,654,473	8,770,143
6.50%, 05/15/2009	170,217	179,302
7.75%, 07/15/2020 - 08/15/2021	1,086,078	1,179,066
8.25%, 07/15/2008 - 05/15/2020	854,056	926,668
8.30%, 06/15/2019	83,039	90,293
11.50%, 05/15/2013 - 06/15/2013	13,670	15,467

Total Agency Mortgage-Backed Pass Through Securities (cost $163,600,707)		165,257,045

[2]

EVERGREEN CORE BOND FUND SCHEDULE OF INVESTMENTS continued
January 31, 2005 (unaudited)
	Principal Amount	Value

AGENCY REPERFORMING MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 1.4%
FHLMC, Ser. T-60, Class 1A-4C, 5.40%, 03/25/2044	$9,408,872	$9,578,598
FNMA:
Ser. 2003-W2, Class 2A7, 5.50%, 07/25/2042	20,000	20,232
Ser. 2003-W6, Class 2A31, 5.00%, 09/25/2042	23,117,544	23,235,790
Ser. 2003-W19, Class 1-A5, 5.50%, 11/25/2033	40,000	40,632
Ser. 2004-W9, Class 1A2, 5.95%, 02/25/2044	30,270,000	31,329,858

Total Agency Reperforming Mortgage-Backed Collateralized Mortgage Obligations (cost $64,389,216)		64,205,110

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH SECURITIES 8.2%
FHLMC:
Ser. T-55, Class 1A2, 7.00%, 03/25/2043	17,077,758	17,813,222
Ser. T-57, Class 1-A2, 7.00%, 07/25/2043	19,646,817	20,801,068
FNMA:
Ser. 2001-50, Class BA, 7.00%, 10/25/2041 #	16,478,808	17,457,237
Ser. 2002-26, Class A1, 7.00%, 01/25/2048	11,271,862	11,941,129
Ser. 2002-90, Class A1, 6.50%, 06/25/2042	12,485,998	13,040,064
Ser. 2002-T4, Class A2, 7.00%, 12/25/2041	35,731	37,852
Ser. 2002-T19, Class A1, 6.50%, 07/25/2042	29,016,696	30,304,312
Ser. 2003-34, Class A1, 6.00%, 04/25/2043	23,010,056	23,521,644
Ser. 2003-W2, Class 1A2, 7.00%, 07/25/2042	24,477,015	25,930,338
Ser. 2003-W4, Class 3A, 7.00%, 10/25/2042	18,172,842	19,251,855
Ser. 2004-T1, Class 1A3, 7.00%, 01/25/2044	9,813,960	10,234,357
Ser. 2004-W1, Class 2A2, 7.00%, 12/25/2033	46,286,974	48,779,824
Ser. 2004-W2, Class 2A2, 7.00%, 02/25/2044	14,525,464	15,324,384
Ser. 2004-W11, Class 1A2, 6.50%, 05/25/2044	41,942,252	43,954,133
Ser. 2004-W12, Class 1A3, 7.00%, 07/25/2044 #	23,796,974	25,177,537
Ser. 2004-W15, Class 1A1, 6.00%, 08/25/2044	50,616,891	52,548,791

Total Agency Reperforming Mortgage-Backed Pass Through Securities (cost $380,035,280)		376,117,747

ASSET-BACKED SECURITIES 2.9%
BancAmerica Comml. Mtge., Inc., Ser. 2004-3, Class A5, 5.31%, 06/10/2039	10,120,000	10,701,496
Discover Card Master Trust I, Ser. 2003-4, Class A, 2.59%, 05/16/2011	18,000,000	18,056,471
Federal Express Corp. Pass Thru Certs., Ser. 1998-1A, 6.72%, 01/15/2022	8,017,730	8,940,772
Long Beach Mtge. Loan Trust, Ser. 2004-6, Class 2A1, 2.69%, 11/25/2034	30,879,022	30,922,281
Residential Asset Mtge. Products, Inc.:
Ser. 2002-RS2, Class AI5, 6.03%, 03/25/2032	6,825,000	7,045,155
Ser. 2003-RS7, Class AI6, 5.34%, 08/25/2033	17,485,000	18,016,498
Salomon Brothers Mtge. Securities V, Ser. 1985-1, Class Z, 10.25%, 04/01/2016 	1,862	1,862
Structured Asset Securities Corp., Ser. 2004-S4, Class A1, 2.59%, 12/25/2034	21,080,550	21,092,834
Vanderbilt Mtge. Finance, Ser. 2002-B, Class A3, 4.70%, 10/17/2018	17,680,000	17,694,259

Total Asset-Backed Securities (cost $130,199,226)		132,471,628

COMMERCIAL MORTGAGE-BACKED SECURITIES 8.5%
FIXED-RATE 8.5%
BancAmerica Comml. Mtge., Inc., Ser. 2002-PB2, Class A1, 4.33%, 06/11/2035	9,478,042	9,533,805
Bear Stearns Comml. Mtge. Securities, Inc., Ser. 2004-PWR4, Class A3, 5.47%, 06/11/2041	26,870,000	28,419,096
Citigroup Comml. Mtge. Trust, Ser. 2004-C1, Class A4, 5.29%, 04/15/2040	22,840,000	24,081,361
Credit Suisse First Boston Mtge., Ser. 2003-CK2, Class A4, 4.80%, 03/15/2036	25,593,000	26,001,682
GMAC Comml. Mtge. Securities, Inc.:
Ser. 2000-C3, Class A2, 6.96%, 09/15/2035	5,045,000	5,702,068
Ser. 2004-C2, Class A4, 5.30%, 08/10/2038	22,215,000	23,232,098
JPMorgan Chase & Co. Comml. Mtge. Securities Corp.:
Ser. 2004-CB9, Class A4, 5.38%, 06/12/2041	28,590,000	30,362,817
Ser. 2004-PNC1, Class A4, 5.38%, 06/12/2041	32,760,000	34,614,979
[3]

EVERGREEN CORE BOND FUND SCHEDULE OF INVESTMENTS continued
January 31, 2005 (unaudited)
	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES continued
FIXED-RATE continued
LB-UBS Comml. Mtge. Trust:
Ser. 2000-C3, Class A1, 7.95%, 07/15/2009	$8,378,122	$8,935,315
Ser. 2000-C4, Class A1, 7.18%, 09/15/2009	15,898,602	17,044,705
Ser. 2000-C5, Class A-1, 6.41%, 01/15/2010	13,369,455	14,076,641
Ser. 2003-C1, Class A4, 4.39%, 03/17/2032	15,225,000	15,065,827
Ser. 2003-C7, Class A1, 3.33%, 09/15/2027	18,239,312	17,983,661
Ser. 2003-C8, Class A4, 5.12%, 11/15/2032	5,055,000	5,237,196
Morgan Stanley Capital I:
Ser. 1997-Xl1, Class A2, 6.88%, 10/03/2030	31,830,000	32,794,322
Ser. 1998-XL1, Class A2, 6.45%, 06/03/2030	10,994,000	11,093,999
Ser. 1998-XL1, Class A3, 6.48%, 06/03/2030	29,688,000	31,628,135
Ser. 2003-T11, Class A1, 3.26%, 06/13/2041	17,383,527	17,134,554
Ser. 2003-T11, Class A4, 5.15%, 06/13/2041	22,559,000	23,411,399
Wachovia Bank Comml. Mtge. Trust, Ser. 2003-C8, Class A1, 3.44%, 11/15/2035	16,797,122	16,547,369

Total Commercial Mortgage-Backed Securities (cost $392,743,391)		392,901,029

CORPORATE BONDS 19.3%
CONSUMER DISCRETIONARY 1.9%
Automobiles 0.9%
Ford Motor Co., 6.375%, 02/01/2029	26,980,000	24,243,014
General Motors Corp., 7.20%, 01/15/2011	15,635,000	15,707,218

		39,950,232

Media 0.8%
Comcast Cable Communications Corp., 6.20%, 11/15/2008	9,875,000	10,597,405
Time Warner, Inc., 7.625%, 04/15/2031	22,625,000	27,957,260

		38,554,665

Multi-line Retail 0.2%
May Dept. Stores Co., 6.70%, 09/15/2028	7,730,000	8,243,999

CONSUMER STAPLES 0.3%
Beverages 0.1%
Coca-Cola Enterprises, Inc., 6.95%, 11/15/2026	1,785,000	2,158,756

Food & Staples Retailing 0.2%
Safeway, Inc., 6.50%, 11/15/2008	10,000,000	10,795,430

ENERGY 0.4%
Oil & Gas 0.4%
Kinder Morgan Energy Partners, 7.40%, 03/15/2031	17,585,000	21,222,580

FINANCIALS 12.4%
Capital Markets 3.0%
Alliance Capital Management LP, 5.625%, 08/15/2006	23,740,000	24,432,140
Bank of New York Co., Inc.:
3.75%, 02/15/2008	18,000,000	17,957,970
4.14%, 08/02/2007	16,625,000	16,740,743
Goldman Sachs & Co., Inc.:
3.875%, 01/15/2009	19,345,000	19,274,952
7.35%, 10/01/2009	3,115,000	3,530,226
Legg Mason, Inc., 6.75%, 07/02/2008	1,070,000	1,161,435
Merrill Lynch & Co., Inc.:
3.125%, 07/15/2008	12,400,000	12,101,619
4.125%, 09/10/2009	12,600,000	12,584,389
Morgan Stanley:
3.625%, 04/01/2008	7,850,000	7,791,313
3.875%, 01/15/2009	23,850,000	23,698,409

		139,273,196

[4]

EVERGREEN CORE BOND FUND SCHEDULE OF INVESTMENTS continued
January 31, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Commercial Banks 2.0%
Mellon Capital II, Ser. B, 7.995%, 01/15/2027	$6,265,000	$6,978,126
National City Corp., 6.875%, 05/15/2019	10,025,000	11,749,029
PNC Funding Corp.:
6.125%, 02/15/2009	10,440,000	11,132,485
7.50%, 11/01/2009	11,390,000	12,914,666
SunTrust Banks, Inc., 4.25%, 10/15/2009	27,575,000	27,599,487
Wells Fargo & Co., 4.20%, 01/15/2010	20,000,000	20,048,900

		90,422,693

Consumer Finance 2.7%
General Electric Capital Corp., 6.125%, 02/22/2011	7,350,000	8,052,315
GMAC, 6.875%, 09/15/2011	20,435,000	20,547,127
Household Finance Corp.:
4.125%, 11/16/2009	15,000,000	14,916,330
4.75%, 05/15/2009	12,600,000	12,892,244
6.50%, 11/15/2008	11,880,000	12,880,189
Sprint Capital Corp., 6.875%, 11/15/2028	31,525,000	35,362,948
USAA Capital Corp., 5.59%, 12/20/2006 144A	18,000,000	18,671,346

		123,322,499

Insurance 0.2%
Nationwide Life Global Funding I, 5.35%, 02/15/2007 144A	10,000,000	10,313,450

Real Estate 2.4%
Caterpillar Financial Services, 3.70%, 08/15/2008	25,000,000	24,816,100
Duke Realty LP, REIT:
3.35%, 01/15/2008	12,000,000	11,732,496
3.50%, 11/01/2007	19,800,000	19,686,883
7.05%, 03/01/2006	3,600,000	3,695,155
Duke Weeks Realty, Ltd., REIT, 7.75%, 11/15/2009	7,510,000	8,588,196
EOP Operating LP:
6.75%, 02/15/2008	9,000,000	9,681,228
6.80%, 01/15/2009	9,075,000	9,888,537
ERP Operating LP, 6.63%, 04/13/2015	20,520,000	20,665,671
Simon Property Group, Inc., REIT, 6.875%, 10/27/2005	2,350,000	2,413,074

		111,167,340

Thrifts & Mortgage Finance 2.1%
American General Finance Corp.:
4.50%, 11/15/2007	18,525,000	18,824,456
5.875%, 07/14/2006	19,775,000	20,420,120
5.91%, 06/12/2006	2,000,000	2,061,190
HSBC Finance Corp., 6.75%, 05/15/2011	8,550,000	9,607,652
Washington Mutual, Inc.:
4.20%, 01/15/2010	12,000,000	11,923,032
5.625%, 01/15/2007	8,075,000	8,358,578
6.875%, 06/15/2011	7,305,000	8,241,523
World Savings Bank FSB, 4.50%, 06/15/2009	18,000,000	18,194,688

		97,631,239

INDUSTRIALS 0.4%
Road & Rail 0.4%
Burlington Northern Santa Fe Corp.:
6.75%, 03/15/2029	8,465,000	9,874,583
7.125%, 12/15/2010	6,870,000	7,848,384

		17,722,967

[5]

EVERGREEN CORE BOND FUND SCHEDULE OF INVESTMENTS continued
January 31, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
MATERIALS 0.9%
Chemicals 0.0%
Dow Chemical Co., 8.625%, 04/01/2006	$1,164,000	$1,227,119

Metals & Mining 0.9%
Alcan, Inc., 6.125%, 12/15/2033	23,775,000	26,038,808
Alcoa, Inc., 6.50%, 06/01/2011	11,365,000	12,724,527

		38,763,335

Paper & Forest Products 0.0%
International Paper Co., 6.50%, 11/15/2007	25,000	26,523

TELECOMMUNICATION SERVICES 1.6%
Diversified Telecommunication Services 1.3%
BellSouth Corp., 6.375%, 06/01/2028	10,455,000	11,338,437
New Jersey Bell Telephone Co., 7.85%, 11/15/2029	17,000,000	21,043,535
SBC Communications, Inc., 6.25%, 03/15/2011	14,625,000	16,012,927
Verizon, Inc., 5.875%, 01/17/2012	9,050,000	9,669,491

		58,064,390

Wireless Telecommunication Services 0.3%
Cingular Wireless, 8.125%, 05/01/2012	11,975,000	14,484,529

UTILITIES 1.4%
Electric Utilities 0.6%
Carolina Power & Light Co., 6.50%, 07/15/2012	15,800,000	17,623,336
Progress Energy, Inc., 7.75%, 03/01/2031	7,330,000	9,073,096

		26,696,432

Gas Utilities 0.4%
Consolidated Natural Gas Co., Ser. A, 6.85%, 04/15/2011	16,795,000	19,035,369

Multi-Utilities & Unregulated Power 0.4%
Pacific Gas & Electric Co., 6.05%, 03/01/2034	17,650,000	19,038,861

Total Corporate Bonds (cost $835,327,659)		888,115,604

	Shares	Value

MUTUAL FUND SHARES 0.4%
Blackrock North American Government Income Trust	976,800	10,862,016
MFS Government Markets Income Trust	844,700	5,684,831

Total Mutual Fund Shares (cost $14,589,444)		16,546,847

	Principal Amount	Value

U.S. TREASURY OBLIGATIONS 19.2%
U.S. Treasury Notes:
2.75%, 07/31/2006	$288,585,000	287,052,037
3.375%, 11/15/2008	143,840,000	142,997,241
5.00%, 08/15/2011	121,555,000	129,356,400
6.00%, 02/15/2026	275,640,000	324,824,650

Total U.S. Treasury Obligations (cost $860,608,114)		884,230,328

[6]

EVERGREEN CORE BOND FUND SCHEDULE OF INVESTMENTS continued
January 31, 2005 (unaudited)
	Principal Amount	Value

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 3.9%
FIXED-RATE 3.9%
MASTR Adjustable Rate Mtge. Trust, Ser. 2004-13, Class 2A1, 3.82%, 12/21/2034	$48,578,302	$48,338,588
Structured Adjustable Rate Mtge. Loan Trust, Ser. 2004-8, Class 5A3, 4.72%, 07/25/2034	42,900,000	42,634,548
Wells Fargo Mtge. Backed Securities Trust:
Ser. 2004-DD, Class 2A6, 4.55%, 01/25/2035 	19,600,000	19,654,880
Ser. 2004-N, Class A6, 4.00%, 08/25/2034	25,445,000	25,250,496
Ser. 2004-S, Class A7, 3.54%, 09/25/2034	42,020,000	41,021,289

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $176,015,857)		176,899,801

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 6.0%
FIXED-RATE 3.3%
First Horizon Mtge. Pass Through Trust, Ser. 2004-5, Class 2A1, 6.25%, 08/25/2017	9,534,752	9,745,082
MASTR Adjustable Rate Mtge. Trust, Ser. 2004-13, Class 3A1, 3.79%, 12/21/2034	34,983,898	34,383,952
Morgan Stanley Mtge. Loan Trust:
Ser. 2004-10AR, Class 2A2, 5.15%, 11/25/2034	39,056,904	39,651,655
Ser. 2004-8AR, Class 4A1, 5.46%, 10/25/2034	51,763,395	52,343,021
Residential Asset Mtge. Products, Inc., Ser. 2004-SL2, Class AI, 6.50%, 10/25/2016	16,892,209	17,324,521

		153,448,231

FLOATING-RATE 2.7%
CitiFinancial Mtge. Securities, Inc., Ser. 2003-3, Class AF1, 2.54%, 08/25/2033	4,226,102	4,228,659
FNMA, Ser. 2002-T15, Class A1, 2.62%, 11/26/2032	17,850,112	17,845,689
Indymac Index Mtge. Loan Trust:
Ser. 2004-AR7, Class A2, 2.85%, 09/25/2034	17,768,724	17,819,500
Ser. 2004-AR8, Class 2A2A, 2.82%, 11/25/2034	29,220,191	29,238,454
Ser. 2004-AR14, Class 2A1A, 2.65%, 01/25/2035	42,550,786	42,589,631
Washington Mutual, Inc., Ser. 2004-AR13, Class A2A, 2.79%, 11/25/2034 	9,746,377	9,746,377

		121,468,310

Total Whole Loan Mortgage-Backed Pass Through Securities (cost $275,945,036)		274,916,541

YANKEE OBLIGATIONS-CORPORATE 0.2%
TELECOMMUNICATION SERVICES 0.2%
Wireless Telecommunication Services 0.2%
Vodafone Group plc, 7.75%, 02/15/2010 (cost $7,352,698)	7,380,000	8,524,446

	Shares	Value

SHORT-TERM INVESTMENTS 8.5%
MUTUAL FUND SHARES 8.5%
Evergreen Institutional Money Market Fund ø ## (cost $391,136,679)	391,136,679	391,136,679

Total Investments (cost $4,601,452,153) 101.8%		4,677,206,217
Other Assets and Liabilities (1.8%)		(80,945,638)

Net Assets 100.0%		$4,596,260,579

[7]

EVERGREEN CORE BOND FUND SCHEDULE OF INVESTMENTS continued
January 31, 2005 (unaudited)
	Security is valued at fair value as determined in good faith under procedures established by the Board of Trustees.
#	When-issued or delayed delivery securities
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MASTR	Mortgage Asset Securitization Transactions, Inc.
REIT	Real Estate Investment Trust
TBA	To Be Announced

On January 31, 2005, the aggregate cost of securities for federal income tax purposes was $4,607,132,270. The gross unrealized appreciation and depreciation on securities based on tax cost was $94,814,784 and $24,740,837, respectively, with a net unrealized appreciation of $70,073,947.

[8]

EVERGREEN INTERNATIONAL BOND FUND SCHEDULE OF INVESTMENTS
January 31, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS 1.4%
CONSUMER DISCRETIONARY 0.5%
Auto Components 0.5%
TRW Automotive, Inc., 10.125%, 02/15/2013	$2,377,000	$3,627,654

ENERGY 0.9%
Oil & Gas 0.9%
Pemex Project Funding Master Trust, 6.625%, 04/04/2010	4,150,000	6,049,080

Total Corporate Bonds (cost $8,765,403)		9,676,734

FOREIGN BONDS-CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 54.2%
CONSUMER DISCRETIONARY 4.3%
Automobiles 0.7%
Renault SA, 6.125%, 06/26/2009 EUR	3,500,000	5,102,519

Hotels, Restaurants & Leisure 0.9%
McDonald's Corp., 5.625%, 10/07/2009 EUR	500,000	720,714
Sodexho Alliance SA, 5.875%, 03/25/2009 EUR	3,690,000	5,269,290

		5,990,004

Internet & Catalog Retail 0.6%
Great University Stores, 5.625%, 12/12/2013 GBP	2,000,000	3,787,240

Media 0.2%
WPP Group plc, 6.00%, 06/18/2008 EUR	1,000,000	1,424,992

Multi-line Retail 1.2%
Debenhams Finance:
9.50%, 08/28/2012 EUR	2,250,000	3,367,798
10.50%, 08/28/2012 GBP	1,450,000	3,076,341
Woolworths Group plc, 8.75%, 11/15/2006 GBP	1,100,000	2,166,856

		8,610,995

Specialty Retail 0.7%
LVMH Moet Hennessy-Louis Vuitton SA:
5.00%, 04/29/2010 EUR	2,000,000	2,803,025
6.125%, 06/25/2008 EUR	1,500,000	2,154,706

		4,957,731

CONSUMER STAPLES 3.9%
Beverages 0.3%
Canandaigua Brands, Inc., 8.50%, 11/15/2009 GBP	1,125,000	2,308,661

Food & Staples Retailing 2.1%
Big Food Group, 9.75%, 06/30/2012 GBP	800,000	1,749,405
Casino Guichard Perrachon SA, 5.25%, 04/28/2010 EUR	3,696,000	5,169,866
Koninklijke Ahold NV, 5.875%, 05/09/2008 EUR	1,600,000	2,224,994
Tesco plc, 4.75%, 04/13/2010 EUR	4,000,000	5,591,180

		14,735,445

Food Products 0.9%
Cadbury Schweppes plc:
FRN, 2.48%, 06/29/2007 EUR	2,390,000	3,120,010
4.25%, 06/30/2009 EUR	2,000,000	2,705,456

		5,825,466

Tobacco 0.6%
British American Tobacco Holdings plc, 4.375%, 06/15/2011 EUR	1,000,000	1,343,728
Gallaher Group plc, 5.875%, 08/06/2008 EUR	600,767	855,304
Imperial Tobacco plc, 6.50%, 11/13/2008 GBP	1,000,000	1,952,360

		4,151,392

[1]

EVERGREEN INTERNATIONAL BOND FUND SCHEDULE OF INVESTMENTS continued
January 31, 2005 (unaudited)
	Principal Amount	Value

FOREIGN BONDS-CORPORATE (PRINCIPAL AMOUNT DENOMINATED
IN CURRENCY INDICATED) continued
FINANCIALS 37.9%
Capital Markets 3.8%
Goldman Sachs Group, Inc.:
4.25%, 08/04/2010 EUR	2,000,000	$2,722,152
5.125%, 04/24/2013 EUR	1,750,000	2,491,453
Merrill Lynch & Co., Inc.:
FRN:
2.41%, 02/09/2006 EUR	2,850,000	3,718,254
2.53%, 03/22/2011 EUR	2,500,000	3,271,272
4.625%, 10/02/2013 EUR	500,000	688,332
5.125%, 09/24/2010 GBP	2,500,000	4,717,341
Morgan Stanley, 4.375%, 03/01/2010 EUR	4,500,000	6,162,703
Swedish Export Credit Corp., 6.00%, 12/19/2008 NZD	3,449,000	2,408,051

		26,179,558

Commercial Banks 14.1%
Banco Santander, 4.00%, 09/10/2010 EUR	7,700,000	10,464,719
BoS International Australia, 3.50%, 01/22/2007 CAD	5,100,000	4,139,852
BSCH Issuances, Ltd., 5.125%, 07/06/2009 EUR	2,200,000	3,102,411
Deutsche Bank AG, 5.125%, 01/31/2013 EUR	1,000,000	1,437,971
DnB NOR ASA, FRN, 2.30%, 06/03/2009 EUR	4,500,000	5,865,110
Eurofima:
5.50%, 09/15/2009 AUD	7,780,000	5,974,294
MTN, 6.50%, 08/22/2011 AUD	10,000,000	8,047,492
European Investment Bank:
5.75%, 09/15/2009 AUD	7,600,000	5,925,371
8.50%, 12/12/2007 ZAR	54,200,000	9,356,218
FRN, 2.74%, 08/16/2013 GBP	2,350,000	4,911,807
MTN, 8.00%, 10/21/2013 ZAR	62,620,000	10,698,271
HBOS Treasury Services plc, 2.27%, 03/14/2008 EUR	3,300,000	4,307,533
Kredit Wiederaufbau, 3.50%, 04/17/2009 EUR	2,620,000	3,500,916
Landesbank Schleswig Holstein, 4.50%, 01/10/2008 SEK	15,000,000	2,240,618
Landwirtschaftliche Rentenbank, 6.00%, 09/15/2009 AUD	7,600,000	5,956,268
Rabobank Australia, Ltd., 6.25%, 11/22/2011 NZD	2,244,000	1,552,536
Rabobank Nederland, 4.25%, 01/05/2009 CAD	5,920,000	4,872,132
Unicredito Italiano SpA:
6.10%, 02/28/2012 EUR	2,200,000	3,313,333
FRN, 2.22%, 10/23/2008 EUR	1,500,000	1,955,406

		97,622,258

Consumer Finance 2.7%
American Express Credit Corp., 5.625%, 08/18/2009 GBP	1,000,000	1,922,425
Ford Motor Credit, 7.25%, 02/22/2005 GBP	800,000	1,507,106
GE Capital Australia Funding, 6.00%, 06/15/2011 AUD	3,000,000	2,326,255
International Lease Finance Corp., 4.125%, 10/09/2008 EUR	2,000,000	2,697,369
National Grid Group Finance, 6.125%, 08/23/2011 EUR	2,950,000	4,419,213
Olivetti Finance NV, 6.875%, 01/24/2013 EUR	40,000	62,191
Toyota Credit Canada:
4.75%, 12/30/2008 CAD	4,620,000	3,869,732
4.75%, 06/29/2009 CAD	2,300,000	1,925,284

		18,729,575

Diversified Financial Services 9.3%
British American Tobacco International Finance plc:
4.875%, 02/25/2009 EUR	6,000,000	8,272,114
5.125%, 07/09/2013 EUR	500,000	694,821
Cedulas TDA, 3.25%, 06/19/2010 EUR	18,100,000	23,781,967
[2]

EVERGREEN INTERNATIONAL BOND FUND SCHEDULE OF INVESTMENTS continued
January 31, 2005 (unaudited)
	Principal Amount	Value

FOREIGN BONDS-CORPORATE (PRINCIPAL AMOUNT DENOMINATED
IN CURRENCY INDICATED) continued
FINANCIALS continued
Diversified Financial Services continued
Corporacion Andina De Fomento, 7.625%, 12/06/2010 GBP	742,000	$1,539,175
General Electric Capital Corp.:
FRN, 2.23%, 03/31/2008 EUR	1,750,000	2,279,755
MTN, 6.625%, 02/04/2010 NZD	5,000,000	3,529,333
Household Finance Corp.:
4.50%, 11/12/2010 EUR	2,000,000	2,759,589
5.125%, 06/24/2009 EUR	3,212,000	4,522,372
JSG Funding plc, 10.125%, 10/01/2012 EUR	2,030,000	3,025,262
Nationwide Building Society, FRN, 2.28%, 11/01/2008 EUR	3,624,000	4,725,255
Network Rail Finance plc, FRN, 2.18%, 02/27/2007 EUR	2,300,000	3,000,420
Principal Financial Group, 6.25%, 01/31/2008 AUD	2,000,000	1,562,094
Siemens Financier, 5.50%, 03/12/2007 EUR	3,000,000	4,140,314

		63,832,471

Insurance 0.8%
AIG SunAmerica, 5.50%, 03/07/2011 EUR	500,000	728,931
Travelers Insurance Co., 6.00%, 04/07/2009 AUD	6,000,000	4,643,776

		5,372,707

Thrifts & Mortgage Finance 7.2%
Britannia Building Society, 8.875%, 09/30/2011 GBP	1,000,000	1,994,721
Nykredit:
4.00%, 10/01/2020 DKK	120,393,609	21,145,752
6.00%, 10/01/2022 DKK	31,618,637	5,730,805
Realkredit Danmark, 4.00%, 10/01/2020 DKK	106,471,355	18,709,799
Totalkredit, 6.00%, 07/01/2022 DKK	10,359,287	1,875,781

		49,456,858

INDUSTRIALS 2.5%
Building Products 0.3%
St. Gobain Nederland BV, 5.00%, 04/16/2010 EUR	1,500,000	2,105,791

Commercial Services & Supplies 0.5%
Agbar International, 6.00%, 11/12/2009 EUR	2,260,000	3,306,709

Construction & Engineering 0.7%
ABB International Finance, Ltd., 6.50%, 11/30/2011 EUR	3,354,000	4,843,953

Electrical Equipment 0.5%
Fimep SA, 11.00%, 02/15/2013 EUR	2,090,000	3,346,406

Industrial Conglomerates 0.5%
Tyco International Group, 5.50%, 11/19/2008 EUR	2,360,000	3,326,809

Road & Rail 0.0%
Deutsche Bahn Finance BV, 6.00%, 06/15/2010 EUR	76,000	113,003

INFORMATION TECHNOLOGY 0.5%
Office Electronics 0.5%
Xerox Corp., 9.75%, 01/15/2009 EUR	2,293,000	3,560,623

MATERIALS 0.3%
Containers & Packaging 0.3%
Crown European Holdings SA, 10.25%, 03/01/2011 EUR	1,500,000	2,279,439

[3]

EVERGREEN INTERNATIONAL BOND FUND SCHEDULE OF INVESTMENTS continued
January 31, 2005 (unaudited)
	Principal Amount	Value

FOREIGN BONDS-CORPORATE (PRINCIPAL AMOUNT DENOMINATED
IN CURRENCY INDICATED) continued
TELECOMMUNICATION SERVICES 2.2%
Diversified Telecommunication Services 2.2%
Deutsche Telekom AG:
7.125%, 07/11/2011 EUR	2,000,000	$3,095,211
7.625%, 06/15/2005 GBP	640,000	1,216,616
France Telecom:
7.50%, 03/14/2008 EUR	190,000	278,003
FRN, 2.39%, 01/23/2007 EUR	2,018,000	2,636,641
Sogerim SA, 7.00%, 04/20/2011 EUR	3,500,000	5,416,847
Telecom Italia SpA, FRN, 2.48%, 10/29/2007 EUR	2,200,000	2,873,023

		15,516,341

UTILITIES 2.6%
Electric Utilities 1.0%
Electricidade De Portugal, 6.40%, 10/29/2009 EUR	2,260,000	3,354,908
Iberdrola International BV, 4.875%, 02/18/2013 EUR	500,000	706,006
International Endesa BV:
4.375%, 06/18/2009 EUR	2,000,000	2,738,718
5.375%, 02/21/2013 EUR	46,000	66,981

		6,866,613

Gas Utilities 1.3%
Centrica, 5.875%, 11/02/2012 GBP	2,000,000	3,916,205
Total Capital SA, 5.75%, 04/08/2011 AUD	6,000,000	4,621,475

		8,537,680

Water Utilities 0.3%
Vivendi Environment:
5.875%, 06/27/2008 EUR	500,000	711,917
5.875%, 02/01/2012 EUR	1,000,000	1,486,233

		2,198,150

Total Foreign Bonds-Corporate (Principal Amount Denominated in Currency Indicated) (cost $343,012,124)		374,089,389

FOREIGN BONDS-GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 36.2%
Australia, 4.89%, 08/20/2020 AUD	21,833,000	23,895,342
Canada, 4.65%, 09/15/2009 CAD	800,000	671,407
Colombia, 11.375%, 01/31/2008 EUR	500,000	773,248
France, 1.61%, 07/25/2015 EUR	25,500,000	33,932,433
Hungary, 7.00%, 08/12/2005 HUF	3,694,000,000	19,445,479
Mexico, 7.375%, 03/13/2008 EUR	500,000	733,269
New Zealand:
6.00%, 11/15/2011 NZD	17,350,000	12,272,651
7.00%, 07/15/2009 NZD	20,918,000	15,389,331
Norway:
5.00%, 05/15/2015 NOK	27,550,000	4,758,290
6.50%, 05/15/2013 NOK	136,580,000	25,866,580
Poland, 6.00%, 05/24/2009 PLN	60,730,000	19,352,430
Quebec Province:
4.25%, 07/09/2010 CAD	1,900,000	1,551,959
5.625%, 06/21/2011 EUR	4,620,000	6,825,720
South Africa, 7.00%, 04/10/2008 EUR	1,383,000	2,010,000
Sweden:
3.83%, 12/01/2015 SEK	154,640,000	28,109,777
4.00%, 12/01/2009 SEK	84,745,000	12,630,940
5.25%, 03/15/2011 SEK	108,110,000	17,150,843
Turkey, 9.875%, 01/24/2008 EUR	500,000	755,313
Ukraine, 10.00%, 03/15/2007 EUR	280,008	392,252
[4]

EVERGREEN INTERNATIONAL BOND FUND SCHEDULE OF INVESTMENTS continued
January 31, 2005 (unaudited)
	Principal Amount	Value

FOREIGN BONDS-GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED
IN CURRENCY INDICATED) continued
United Kingdom:
6.02%, 05/20/2009 GBP	963,000	$4,433,054
6.21%, 08/23/2011 GBP	3,875,000	19,077,637

Total Foreign Bonds-Government (Principal Amount Denominated
in Currency Indicated) (cost $239,373,550)		250,027,955

YANKEE OBLIGATIONS-CORPORATE 0.8%
FINANCIALS 0.7%
Commercial Banks 0.1%
UBS Luxem SA, FRN, 4.45%, 10/24/2006	$700,000	712,250

Diversified Financial Services 0.6%
International Lease Finance Corp., FRN, 2.59%, 11/12/2008	3,000,000	3,920,952

TELECOMMUNICATION SERVICES 0.1%
Diversified Telecommunication Services 0.1%
TPSA Finance BV, 7.75%, 12/10/2008	500,000	560,555

Total Yankee Obligations-Corporate (cost $4,927,766)		5,193,757

YANKEE OBLIGATIONS-GOVERNMENT 0.2%
Egypt, 8.75%, 07/11/2011	500,000	605,375
Malaysia, 7.50%, 07/15/2011	500,000	582,665

Total Yankee Obligations-Government (cost $1,023,386)		1,188,040

	Shares	Value

SHORT-TERM INVESTMENTS 5.8%
MUTUAL FUND SHARES 5.8%
Evergreen Institutional Money Market Fund ø (cost $40,012,287)	40,012,287	40,012,287

Total Investments (cost $637,114,516) 98.6%		680,188,162
Other Assets and Liabilities 1.4%		9,556,476

Net Assets 100.0%		$689,744,638

ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
HUF	Hungarian Forint
MTN	Medium Term Note
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
ZAR	South African Rand

On January 31, 2005, the aggregate cost of securities for federal income tax purposes was $641,298,057. The gross unrealized appreciation and depreciation on securities based on tax cost was $40,530,381 and $1,640,276, respectively, with a net unrealized appreciation of $38,890,105.

[5]

EVERGREEN INTERNATIONAL BOND FUND SCHEDULE OF INVESTMENTS continued
January 31, 2005 (unaudited)

The following table shows the percent of total long-term investments by geographic location as of January 31, 2005:

United States	15.1%
United Kingdom	12.1%
France	10.2%
Sweden	8.9%
Denmark	7.0%
Australia	6.3%
Luxembourg	5.9%
Norway	5.4%
Spain	5.0%
New Zealand	4.1%
Netherlands	3.9%
Hungary	2.9%
Poland	2.8%
Germany	2.7%
Canada	2.5%
Italy	1.2%
Switzerland	1.2%
Cayman Islands	0.8%
Portugal	0.5%
Ireland	0.4%
South Africa	0.3%
Venezuela	0.2%
Columbia	0.1%
Turkey	0.1%
Mexico	0.1%
Egypt	0.1%
Malaysia	0.1%
Ukraine	0.1%

100.0%

[6]

EVERGREEN SELECT HIGH YIELD BOND FUND SCHEDULE OF INVESTMENTS
January 31, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS 87.4%
CONSUMER DISCRETIONARY 26.3%
Auto Components 2.4%
CSK Auto, Inc., 7.00%, 01/15/2014	$5,700,000	$5,578,875
Dura Operating Corp., Ser. B, 8.625%, 04/15/2012	6,060,000	6,256,950
HLI Operating, Inc., 10.50%, 06/15/2010	2,197,000	2,306,850

		14,142,675

Hotels, Restaurants & Leisure 9.9%
Ameristar Casinos, Inc., 10.75%, 02/15/2009	5,000,000	5,625,000
Chumash Casino & Resort Enterprise, 9.25%, 07/15/2010 144A	6,250,000	6,859,375
Gaylord Entertainment Co., 6.75%, 11/15/2014 144A	6,500,000	6,418,750
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014	6,100,000	6,206,750
John Q. Hammons Hotels LP, Ser. B, 8.875%, 05/15/2012	6,250,000	7,062,500
MTR Gaming Group, Inc., 9.75%, 04/01/2010	4,846,000	5,330,600
Seneca Gaming Corp., 7.25%, 05/01/2012	4,365,000	4,517,775
Town Sports International, Inc., 9.625%, 04/15/2011	3,500,000	3,701,250
Venetian Casino Resort LLC, 11.00%, 06/15/2010	6,125,000	6,951,875
Wynn Resorts, Ltd., 6.625%, 12/01/2014 144A	6,425,000	6,344,687

		59,018,562

Household Durables 3.1%
K. Hovnanian Enterprises, Inc., 6.50%, 01/15/2014	6,000,000	6,225,000
Meritage Corp., 9.75%, 06/01/2011 	2,200,000	2,442,000
Schuler Homes, Inc., 10.50%, 07/15/2011	3,400,000	3,901,500
WCI Communities, Inc., 9.125%, 05/01/2012	5,595,000	6,252,413

		18,820,913

Media 5.6%
CSC Holdings, Inc., 7.625%, 04/01/2011	1,150,000	1,259,250
Dex Media West LLC, 8.50%, 08/15/2010	4,250,000	4,643,125
Emmis Communications Corp., 6.875%, 05/15/2012	1,355,000	1,395,650
Houghton Mifflin Co., 8.25%, 02/01/2011	2,778,000	2,916,900
LIN TV Corp., 6.50%, 05/15/2013	6,250,000	6,343,750
Mediacom LLC:
7.875%, 02/15/2011	1,075,000	1,053,500
9.50%, 01/15/2013	4,090,000	4,100,225
MediaNews Group, Inc., 6.375%, 04/01/2014	6,250,000	6,156,250
R.H. Donnelley Finance Corp., 10.875%, 12/15/2012	4,550,000	5,346,250

		33,214,900

Specialty Retail 4.6%
Central Garden & Pet Co., 9.125%, 02/01/2013	2,500,000	2,756,250
Da-Lite Screen Co., Inc., 9.50%, 05/15/2011	1,000,000	1,110,000
Group 1 Automotive, Inc., 8.25%, 08/15/2013	3,725,000	3,929,875
Michaels Stores, Inc., 9.25%, 07/01/2009	3,800,000	4,061,250
Payless Shoesource, Inc., 8.25%, 08/01/2013	4,800,000	4,896,000
PETCO Animal Supplies, Inc., 10.75%, 11/01/2011	3,050,000	3,568,500
Steinway Musical Instruments, Inc., 8.75%, 04/15/2011	2,390,000	2,581,200
Warnaco Group, Inc., 8.875%, 06/15/2013	4,345,000	4,801,225

		27,704,300

Textiles, Apparel & Luxury Goods 0.7%
Fruit of the Loom, Inc., 8.875%, 04/15/2006 •  +	8,000,000	0
Oxford Industries, Inc., 8.875%, 06/01/2011	3,875,000	4,146,250

		4,146,250

[1]

EVERGREEN SELECT HIGH YIELD BOND FUND SCHEDULE OF INVESTMENTS continued
January 31, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER STAPLES 7.1%
Food & Staples Retailing 3.0%
Alimentation Couche-Tard, Inc., 7.50%, 12/15/2013	$1,255,000	$1,333,437
Ingles Markets, Inc., 8.875%, 12/01/2011	1,910,000	1,995,950
NeighborCare, Inc., 6.875%, 11/15/2013	2,635,000	2,789,806
Rite Aid Corp., 8.125%, 05/01/2010	5,455,000	5,686,838
Roundy's, Inc., Ser. B, 8.875%, 06/15/2012	5,800,000	6,293,000

		18,099,031

Food Products 3.6%
B&G Foods Holdings Corp., 8.00%, 10/01/2011	3,955,000	4,226,907
Chiquita Brands International, Inc., 7.50%, 11/01/2014 144A	6,500,000	6,630,000
Corn Products International, Inc.:
8.25%, 07/15/2007	3,950,000	4,337,953
8.45%, 08/15/2009	1,550,000	1,789,932
Del Monte Foods Corp., 8.625%, 12/15/2012	4,248,000	4,741,830

		21,726,622

Personal Products 0.5%
Alderwoods Group, Inc., 7.75%, 09/15/2012 144A	2,445,000	2,634,487

ENERGY 8.7%
Energy Equipment & Services 2.8%
Dresser, Inc., 9.375%, 04/15/2011	4,500,000	4,905,000
Hornbeck Offshore Services, Inc., 6.125%, 12/01/2014 144A	6,595,000	6,611,488
Parker Drilling Co., Ser. B, 10.125%, 11/15/2009	4,995,000	5,258,486

		16,774,974

Oil & Gas 5.9%
Chesapeake Energy Corp., 6.875%, 01/15/2016	4,720,000	4,932,400
Evergreen Resources, Inc., 5.875%, 03/15/2012	1,340,000	1,389,588
Exco Resources, Inc., 7.25%, 01/15/2011	5,645,000	5,983,700
Ferrellgas Escrow LLC, 6.75%, 05/01/2014	5,660,000	5,660,000
Forest Oil Corp., 7.75%, 05/01/2014	6,250,000	6,750,000
Frontier Oil Corp., 6.625%, 10/01/2011 144A	5,925,000	6,013,875
Plains Exploration & Production Co., 8.75%, 07/01/2012	3,355,000	3,732,437
Stone Energy Corp., 8.25%, 12/15/2011	615,000	664,200

		35,126,200

FINANCIALS 5.1%
Diversified Financial Services 0.9%
Arch Western Finance LLC, 6.75%, 07/01/2013	5,400,000	5,535,000

Insurance 0.8%
Crum & Forster Holdings Corp., 10.375%, 06/15/2013	4,250,000	4,770,625

Real Estate 3.4%
CB Richard Ellis Services, Inc., 9.75%, 05/15/2010 	3,299,000	3,777,355
HMH Properties, Inc., Ser. B, 7.875%, 08/01/2008	509,000	524,906
Host Marriott LP, Ser. J, REIT, 7.125%, 11/01/2013	4,950,000	5,234,625
La Quinta Properties, Inc. , REIT, 7.00%, 08/15/2012	1,900,000	1,995,000
Omega Healthcare Investors, Inc., REIT, 7.00%, 04/01/2014	2,205,000	2,238,075
Thornburg Mortgage, Inc., REIT, 8.00%, 05/15/2013	6,250,000	6,656,250

		20,426,211

[2]

EVERGREEN SELECT HIGH YIELD BOND FUND SCHEDULE OF INVESTMENTS continued
January 31, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
HEALTH CARE 4.5%
Health Care Providers & Services 4.5%
Coventry Health Care, Inc., 6.125%, 01/15/2015 144A	$850,000	$867,000
Extendicare Health Services, Inc., 6.875%, 05/01/2014	5,225,000	5,316,437
HCA, Inc., 6.375%, 01/15/2015	6,500,000	6,570,714
Omnicare, Inc., 6.125%, 06/01/2013	4,500,000	4,477,500
Service Corporation International, 6.75%, 04/01/2016	3,590,000	3,607,950
Triad Hospitals, Inc., 7.00%, 11/15/2013	6,250,000	6,359,375

		27,198,976

INDUSTRIALS 12.2%
Aerospace & Defense 1.3%
Aviall, Inc., 7.625%, 07/01/2011	6,000,000	6,390,000
DRS Technologies, Inc., 6.875%, 11/01/2013	1,525,000	1,555,500

		7,945,500

Commercial Services & Supplies 5.6%
Adesa, Inc., 7.625%, 06/15/2012	4,365,000	4,626,900
Allied Waste North America, Inc., 6.50%, 11/15/2010	6,250,000	5,968,750
Cenveo Corp., 7.875%, 12/01/2013	3,410,000	3,000,800
Geo Group, Inc., 8.25%, 07/15/2013	1,670,000	1,784,812
Manitowoc Co., Inc., 7.125%, 11/01/2013	940,000	1,010,500
Mobile Mini, Inc., 9.50%, 07/01/2013	3,500,000	4,027,100
NationsRent West, Inc., 9.50%, 10/15/2010	6,250,000	7,000,000
Newpark Resource, Inc., 8.625%, 12/15/2007	6,025,000	6,100,313

		33,519,175

Machinery 4.3%
Case New Holland, Inc., 9.25%, 08/01/2011 144A	6,000,000	6,585,000
Cummins, Inc., 9.50%, 12/01/2010	4,000,000	4,540,000
Navistar International Corp., 7.50%, 06/15/2011	4,510,000	4,836,975
Terex Corp., 7.375%, 01/15/2014	4,655,000	4,911,025
Wolverine Tube, Inc., 7.375%, 08/01/2008 144A	4,720,000	4,578,400

		25,451,400

Transportation Infrastructure 1.0%
Offshore Logistics, Inc., 6.125%, 06/15/2013	6,250,000	6,265,625

INFORMATION TECHNOLOGY 1.1%
IT Services 1.1%
Stratus Technologies, Inc., 10.375%, 12/01/2008	3,450,000	3,294,750
Unisys Corp., 6.875%, 03/15/2010	2,875,000	2,975,625

		6,270,375

MATERIALS 18.0%
Chemicals 8.5%
Airgas, Inc., 9.125%, 10/01/2011	1,890,000	2,102,625
Church & Dwight Co., Inc., 6.00%, 12/15/2012 144A	6,500,000	6,597,500
Equistar Chemicals LP, 10.625%, 05/01/2011	4,250,000	4,908,750
FMC Corp., 10.25%, 11/01/2009	5,010,000	5,723,925
Huntsman Advanced Materials LLC:
11.00%, 07/15/2010 144A	5,050,000	5,959,000
11.625%, 10/15/2010	4,300,000	5,031,000
Lyondell Chemical Co., 10.50%, 06/01/2013	6,500,000	7,702,500
Millenium America, Inc., 9.25%, 06/15/2008	6,250,000	6,968,750
Scotts Co., 6.625%, 11/15/2013	6,000,000	6,255,000

		51,249,050

[3]

EVERGREEN SELECT HIGH YIELD BOND FUND SCHEDULE OF INVESTMENTS continued
January 31, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Containers & Packaging 2.7%
Graphic Packaging International, Inc., 8.50%, 08/15/2011	$805,000	$873,425
Jefferson Smurfit Corp., 7.50%, 06/01/2013	2,000,000	2,075,000
Owens-Brockway Glass Containers, Inc., 6.75%, 12/01/2014 144A	6,500,000	6,532,500
Stone Container Corp., 9.75%, 02/01/2011	6,070,000	6,661,825

		16,142,750

Metals & Mining 3.7%
Century Aluminum Co., 7.50%, 08/15/2014 144A	6,500,000	6,971,250
Foundation Pennsylvania Coal Co., 7.25%, 08/01/2014 144A	2,525,000	2,657,562
Oregon Steel Mills, Inc., 10.00%, 07/15/2009	3,125,000	3,484,375
Peabody Energy Corp., 6.875%, 03/15/2013	3,120,000	3,354,000
U.S. Steel LLC, 10.75%, 08/01/2008	4,805,000	5,705,938

		22,173,125

Paper & Forest Products 3.1%
Boise Cascade LLC, 7.125%, 10/15/2014 144A	730,000	768,325
Buckeye Technologies, Inc., 8.50%, 10/01/2013	6,500,000	7,020,000
Georgia Pacific Corp., 8.125%, 05/15/2011	3,500,000	4,042,500
Neenah Paper, Inc., 7.375%, 11/15/2014 144A	6,500,000	6,565,000

		18,395,825

TELECOMMUNICATION SERVICES 3.2%
Diversified Telecommunication Services 2.2%
Insight Midwest LP, 10.50%, 11/01/2010	6,250,000	6,843,750
Qwest Corp., 7.875%, 09/01/2011 144A	6,150,000	6,611,250

		13,455,000

Wireless Telecommunication Services 1.0%
Nextel Communications, Inc., 5.95%, 03/15/2014	4,825,000	5,030,063
Rural Cellular Co., 8.25%, 03/15/2012	600,000	645,000

		5,675,063

UTILITIES 1.2%
Multi-Utilities & Unregulated Power 1.2%
NRG Energy, Inc., 8.00%, 12/15/2013 144A	2,150,000	2,327,375
Reliant Resources, Inc., 9.50%, 07/15/2013	4,525,000	5,090,625

		7,418,000

Total Corporate Bonds (cost $508,990,433)		523,300,614

YANKEE OBLIGATIONS-CORPORATE 5.4%
CONSUMER DISCRETIONARY 0.6%
Media 0.6%
Rogers Cable, Inc., 6.75%, 03/15/2015 144A	3,375,000	3,476,250

HEALTH CARE 0.8%
Pharmaceuticals 0.8%
Jean Coutu Group, Inc., 8.50%, 08/01/2014 144A	4,750,000	4,761,875

INFORMATION TECHNOLOGY 0.5%
Electronic Equipment & Instruments 0.5%
Celestica, Inc., 7.875%, 07/01/2011	2,930,000	3,069,175

MATERIALS 2.0%
Containers & Packaging 0.3%
Norampac, Inc., 6.75%, 06/01/2013	1,995,000	2,099,738

Metals & Mining 1.0%
Novelis, Inc., 7.25%, 02/15/2015 144A #	5,840,000	6,015,200

Paper & Forest Products 0.7%
Millar Western Forest Products, Ltd., 7.75%, 11/15/2013	3,715,000	3,900,750

[4]

EVERGREEN SELECT HIGH YIELD BOND FUND SCHEDULE OF INVESTMENTS continued
January 31, 2005 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS-CORPORATE continued
TELECOMMUNICATION SERVICES 1.5%
Wireless Telecommunication Services 1.5%
Rogers Cantel, Inc., 9.75%, 06/01/2016	$2,850,000	$3,434,250
Rogers Wireless, Inc., 6.375%, 03/01/2014	5,450,000	5,518,125

		8,952,375

Total Yankee Obligations-Corporate (cost $31,381,932)		32,275,363

	Shares	Value

SHORT-TERM INVESTMENTS 5.7%
MUTUAL FUND SHARES 5.7%
Evergreen Institutional Money Market Fund ø ## (cost $34,032,156)	34,032,156	34,032,156

Total Investments (cost $574,404,521) 98.5%		589,608,133
Other Assets and Liabilities 1.5%		9,135,912

Net Assets 100.0%		$598,744,045

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.
	Security is valued at fair value as determined in good faith under procedures established by the Board of Trustees.
•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
+	Security is deemed illiquid and is valued using market quotations when readily available.
#	When-issued or delayed delivery securities
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations
REIT	Real Estate Investment Trust

On January 31, 2005, the aggregate cost of securities for federal income tax purposes was $574,488,986. The gross unrealized appreciation and depreciation on securities based on tax cost was $23,874,547 and $8,755,400, respectively, with a net unrealized appreciation of $15,119,147.

[5]

EVERGREEN STRATEGIC CORE BOND PORTFOLIO SCHEDULE OF INVESTMENTS
January 31, 2005 (unaudited)
	Principal Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 9.5%
FIXED-RATE 9.5%
FNMA:
6.20%, 06/01/2011	$577,767	$627,120
7.32%, 12/01/2010	379,040	430,222
7.53%, 05/01/2007	392,215	415,098

Total Agency Commercial Mortgage-Backed Securities (cost $1,450,721)		1,472,440

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 17.8%
FIXED-RATE 17.8%
FHLMC:
Ser. 2709, Class PC, 5.00%, 09/15/2018	175,000	178,885
Ser. 2727, Class PD, 4.50%, 06/15/2029	205,000	203,236
Ser. 2750, Class DB, 4.50%, 05/15/2015	150,000	151,392
Ser. 2780, Class BD, 4.50%, 10/15/2017	190,000	191,719
Ser. 2780, Class TH, 5.00%, 09/15/2029	190,000	193,210
Ser. 2808, Class PE, 5.50%, 01/15/2029	160,000	164,094
Ser. 2827, Class TC, 5.00%, 10/15/2017	125,000	127,503
Ser. 2827, Class TD, 5.00%, 02/15/2030	170,000	172,735
Ser. 2876, Class PD, 5.50%, 01/15/2028	200,000	204,315
Ser. 2878, Class QD, 5.50%, 01/15/2028	205,000	209,512
Ser. 2894, Class QC, 5.50%, 05/15/2030	180,000	184,124
Ser. 2912, Class EC, 5.50%, 02/15/2030	180,000	186,048
FNMA:
Ser. 2001-51, Class QN, 6.00%, 10/25/2016	245,000	253,506
Ser. 2002-12, Class PG, 6.00%, 03/25/2017	245,000	256,098
Ser. 2004-45, Class VB, 4.50%, 10/25/2028	80,000	77,089

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $2,759,831)		2,753,466

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 4.0%
FIXED-RATE 4.0%
FHLMC, 4.50%, 05/01/2034	198,138	193,473
FNMA:
6.50%, 07/01/2032	176,525	184,872
7.50%, 11/01/2029	110,401	118,368
GNMA, 3.50%, 08/20/2029	114,782	116,275

Total Agency Mortgage-Backed Pass Through Securities (cost $606,356)		612,988

AGENCY REPERFORMING MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 3.5%
FNMA:
Ser. 2003-W6, Class 2A31, 5.00%, 09/25/2042	170,000	170,870
Ser. 2004-W1, Class 1A4, 5.50%, 11/25/2043	190,000	193,785
Ser. 2004-W8, Class 183, 5.30%, 06/25/2044	170,000	172,036

Total Agency Reperforming Mortgage-Backed Collateralized Mortgage Obligations (cost $544,064)		536,691

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH SECURITIES 5.7%
FNMA:
Ser. 2001-50, Class BA, 7.00%, 10/25/2041	126,530	134,042
Ser. 2002-T4, Class A2, 7.00%, 12/25/2041	78,267	82,914
Ser. 2002-T19, Class A1, 6.50%, 07/25/2042	225,730	235,747
Ser. 2004-W1, Class 2A2, 7.00%, 12/25/2033	291,679	307,388
Ser. 2004-W12, Class 1A1, 6.00%, 07/25/2044	121,458	126,063

Total Agency Reperforming Mortgage-Backed Pass Through Securities (cost $892,689)		886,154

ASSET-BACKED SECURITIES 4.4%
Credit Suisse First Boston Mtg., Ser. 2005, Class A, 2.78%, 01/27/2010  #	180,000	180,000
Residential Asset Mtge. Products, Inc., Ser. 2002-RS2, Class AI5, 6.03%, 03/25/2032	250,000	258,064
Vanderbilt Mtge. Fin., Ser. 2002-B, Class A3, 4.70%, 10/17/2018	240,000	240,194

Total Asset-Backed Securities (cost $684,948)		678,258

[1]

EVERGREEN STRATEGIC CORE BOND PORTFOLIO SCHEDULE OF INVESTMENTS continued
January 31, 2005 (unaudited)
	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES 7.7%
FIXED-RATE 7.7%
Commercial Mtge. Pass-Through Cert., Ser. 2004-LB3A, Class A5, 5.28%, 07/10/2037	$180,000	$189,437
GMAC Comml. Mtge. Securities, Inc., Ser. 2004-C2, Class A4, 5.30%, 08/10/2038	170,000	177,783
JPMorgan Chase & Co. Comml. Mtge. Securities Corp.:
Ser. 2004-CB9, Class A4, 5.38%, 06/12/2041	160,000	169,921
Ser. 2004-PNC1, Class A4, 5.38%, 06/12/2041	230,000	243,023
LB-UBS Comml. Mtge. Trust:
Ser. 2000-C4, Class A1, 7.18%, 09/15/2019	151,209	162,110
Ser. 2003-C1, Class A4, 4.39%, 03/17/2032	205,000	202,857
Morgan Stanley Capital, Inc., Ser. 1997-XL1, Class A1, 6.59%, 10/03/2030	39,992	40,006

Total Commercial Mortgage-Backed Securities (cost $1,181,715)		1,185,137

CORPORATE BONDS 19.1%
CONSUMER DISCRETIONARY 3.9%
Automobiles 1.7%
Ford Motor Co., 6.375%, 02/01/2029	125,000	112,319
General Motors Corp., 7.20%, 01/15/2011	150,000	150,693

		263,012

Media 1.5%
Comcast Cable Communications Corp., 6.20%, 11/15/2008	100,000	107,315
Time Warner, Inc., 7.625%, 04/15/2031	100,000	123,568

		230,883

Multi-line Retail 0.7%
May Department Stores Co., 7.45%, 09/15/2011	100,000	112,862

FINANCIALS 12.8%
Capital Markets 1.6%
Merrill Lynch & Co., Inc., 3.125%, 07/15/2008	100,000	97,594
Morgan Stanley, 3.875%, 01/15/2009	150,000	149,046

		246,640

Commercial Banks 3.3%
Bank of America Corp., 4.375%, 12/01/2010	175,000	176,189
PNC Funding Corp., 7.50%, 11/01/2009	300,000	340,158

		516,347

Consumer Finance 3.2%
Household Finance Corp., 6.40%, 06/17/2008	100,000	107,512
Sprint Capital Corp., 6.875%, 11/15/2028	100,000	112,174
USAA Capital Corp., 5.59%, 12/20/2006 144A	265,000	274,884

		494,570

Insurance 1.6%
American General Finance Corp. MTN, 3.875%, 10/01/2009	250,000	245,913

Real Estate 2.0%
Duke Realty LP, REIT, 7.05%, 03/01/2006	300,000	307,930

Thrifts & Mortgage Finance 1.1%
Washington Mutual, Inc., 6.875%, 06/15/2011	150,000	169,230

TELECOMMUNICATION SERVICES 0.9%
Diversified Telecommunication Services 0.9%
BellSouth Corp., 6.375%, 06/01/2028	125,000	135,562

UTILITIES 1.5%
Electric Utilities 1.5%
Carolina Power & Light Co., 6.50%, 07/15/2012	200,000	223,080

Total Corporate Bonds (cost $2,723,061)		2,946,029

[2]

EVERGREEN STRATEGIC CORE BOND PORTFOLIO SCHEDULE OF INVESTMENTS continued
January 31, 2005 (unaudited)
	Principal Amount	Value

U.S. TREASURY OBLIGATIONS 12.0%
U.S. Treasury Notes:
3.375%, 11/15/2008	$645,000	$641,221
5.00%, 08/15/2011	205,000	218,157
6.00%, 02/15/2026	840,000	989,888

Total U.S. Treasury Obligations (cost $1,753,037)		1,849,266

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 4.2%
FIXED-RATE 4.2%
Washington Mutual, Inc.
Ser. 2004-AR4, Class A6, 3.81%, 06/25/2034	160,000	157,502
Ser. 2004-AR12, 2.83%, 10/25/2044	156,728	156,858
Wells Fargo Mtge. Backed Securities Trust:
Ser. 2004-DD, Class 2A6, 4.55%, 01/25/2035 	180,000	180,504
Ser. 2004-S, Class A7, 3.54%, 09/25/2034	155,000	151,316

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $641,023)		646,180

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 3.6%
FIXED-RATE 3.6%
First Horizon Mtge. Pass Through Trust, Ser. 2004-5, Class 2A1, 6.25%, 08/25/2017	106,227	108,570
MASTR Adjustable Rate Mtge. Trust, Ser. 2004-13, Class 3A1, 3.79%, 12/21/2034	173,212	170,242
Morgan Stanley Mtge. Loan Trust:
Ser. 2004-8AR, Class 4A1, 5.46%, 10/25/2034	131,355	132,826
Ser. 2004-10AR, Class 2A2, 5.15%, 11/25/2034	151,346	153,650

Total Whole Loan Mortgage-Backed Pass Through Securities (cost $569,069)		565,288

YANKEE OBLIGATIONS-CORPORATE 1.9%
MATERIALS 0.7%
Metals & Mining 0.7%
Alcan, Inc., 6.125%, 12/15/2033	100,000	109,522

TELECOMMUNICATION SERVICES 1.2%
Wireless Telecommunication Services 1.2%
Vodafone Group plc, 7.75%, 02/15/2010	160,000	184,812

Total Yankee Obligations-Corporate (cost $268,588)		294,334

	Shares	Value

SHORT-TERM INVESTMENTS 4.9%
MUTUAL FUND SHARES 4.9%
Evergreen Institutional Money Market Fund ø ## (cost $764,651)	764,651	764,651

Total Investments (cost $14,839,753) 98.3%		15,190,882
Other Assets and Liabilities 1.7%		267,753

Net Assets 100.0%		$15,458,635

[3]

EVERGREEN STRATEGIC CORE BOND PORTFOLIO SCHEDULE OF INVESTMENTS continued
January 31, 2005 (unaudited)
	Security is valued at fair value as determined in good faith under procedures established by the Board of Trustees.
#	When-issued or delayed delivery security
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of these securities has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MASTR	Mortgage Asset Securitization Transactions, Inc.
MTN	Medium-Term Note
REIT	Real Estate Investment Trust

On January 31, 2005, the aggregate cost of securities for federal income tax purposes was $14,883,242. The gross unrealized appreciation and depreciation on securities based on tax cost was $396,588 and $88,948, respectively, with a net unrealized appreciation of $307,640.

[4]

Item 2 – Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-39(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant ’ s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant ’ s internal control over financial reporting.

Item 3 – Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)	Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-3(d) under the Investment Company Act of 1940, are attached as EX-99.CERT.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Fixed Income Trust

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro, Principal Executive Officer Date: March 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro, Principal Executive Officer Date: March 28, 2005

By: /s/ Carol A. Kosel —————————————— Carol A. Kosel, Principal Financial Officer Date: March 28, 2005